Long-term investment (Details 1)	12 Months Ended
Dec. 31, 2018 USD ($)
Long-term Investments [Abstract]
Balance	$ 979,721
Impairment on nonmarketable equity securities	0
Exchange translation adjustment	40,211
Balance	$ 1,019,932